Guggenheim High Yield Fund Expense Example - Class R6 Shares [Member] - Guggenheim High Yield Fund - Class R6	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	$ 1,118